Expense Example No Redemption (U.S. Government Money Market Portfolio, U.S. Government Money Market Portfolio Class I, USD $)	0 Months Ended
Dec. 30, 2011
U.S. Government Money Market Portfolio | U.S. Government Money Market Portfolio Class I
[ExpenseExampleAbstract]
1 Year	$ 101
3 Years	315
5 Years	547
10 Years	$ 1,213